PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .7%
Australia : 3 .2%
57,801
Ampol Ltd.
$ 1,180,773
0.3
145,899
ANZ Group Holdings Ltd.
2,170,181
0.5
575,491
Aurizon Holdings Ltd.
1,332,070
0.3
14,716
BHP Group Ltd. - Class DI
402,675
0.1
151,683
Brambles Ltd.
1,354,287
0.3
68,601
Computershare Ltd.
995,958
0.2
142,505  Insurance Australia Group
Ltd.
480,582
0.1
590,032
Medibank Pvt Ltd.
1,369,455
0.3
89,290
National Australia Bank Ltd.
1,503,895
0.3
238,257
Scentre Group
419,853
0.1
260,378
Telstra Group Ltd.
738,391
0.2
232,399
Transurban Group
2,241,717
0.5
14,189,837
3.2
Austria : 0 .2%
18,799
OMV AG
839,725
0.2
Canada : 3 .7%
48,284
BCE, Inc.
2,178,204
0.5
56,059  Canadian Imperial Bank of
Commerce - XTSE
2,311,324
0.5
35,328
Cenovus Energy, Inc.
564,467
0.1
56,905  Element Fleet Management
Corp.
863,112
0.2
26,394
iA Financial Corp., Inc.
1,682,216
0.4
32,901  Rogers Communications,
Inc. - Class B
1,450,552
0.3
23,336
Royal Bank of Canada
2,087,433
0.5
47,224
Suncor Energy, Inc.
1,322,968
0.3
19,412
TC Energy Corp.
755,602
0.2
49,400
TELUS Corp.
935,962
0.2
18,154
Thomson Reuters Corp.
2,308,467
0.5
16,460,307
3.7
China : 0 .2%
465,000  SITC International Holdings
Co. Ltd.
807,802
0.2
Denmark : 0 .4%
293  AP Moller - Maersk A/S -
Class B
493,116
0.1
70,513
(1)
Danske Bank A/S
1,438,059
0.3
1,931,175
0.4
Finland : 0 .1%
141,242
Nokia Oyj
571,385
0.1
France : 3 .6%
13,621
Air Liquide SA
2,282,239
0.5
85,265
AXA SA
2,417,324
0.5
24,038
BNP Paribas SA
1,397,530
0.3
3,399
Dassault Aviation SA
576,543
0.1
29,471
Edenred
1,897,025
0.4
6,410
Eiffage SA
684,543
0.2
17,178
(2)
La Francaise des Jeux
SAEM
664,122
0.1
240,644
Orange SA
2,874,086
0.6
15,746
Sanofi
1,606,520
0.4
12,312
Thales SA
1,716,092
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France: (continued)
58,853
Vivendi SE
$ 522,853
0.1
16,638,877
3.6
Germany : 0 .7%
28,511
BASF SE
1,355,932
0.3
39,609
(1)
Commerzbank AG
400,669
0.1
17,916
GEA Group AG
755,087
0.2
5,580
Symrise AG
597,578
0.1
3,109,266
0.7
Hong Kong : 1 .3%
224,000
CK Asset Holdings Ltd.
1,207,396
0.3
177,500
CK Hutchison Holdings Ltd.
1,070,092
0.2
25,700  Jardine Matheson Holdings
Ltd.
1,223,937
0.3
151,200
Link REIT
879,228
0.2
144,000
MTR Corp. Ltd.
662,848
0.1
206,500
Power Assets Holdings Ltd.
1,111,965
0.2
6,155,466
1.3
Israel : 0 .2%
128,732
Bank Leumi Le-Israel BM
902,775
0.2
Italy : 1 .3%
210,297
Eni SpA
2,798,374
0.6
109,518
(2)
Poste Italiane SpA
1,138,420
0.3
303,731
Snam SpA
1,592,147
0.4
5,528,941
1.3
Japan : 7 .6%
4,700
Hirose Electric Co. Ltd.
636,255
0.1
81,600
Honda Motor Co. Ltd.
2,321,906
0.5
376,800
Japan Post Holdings Co. Ltd.
2,656,872
0.6
157,300
Japan Tobacco, Inc.
3,429,853
0.8
34,000
KDDI Corp.
1,048,272
0.2
34,500  McDonald's Holdings Co.
Japan Ltd.
1,418,877
0.3
84,700  Mitsubishi UFJ Financial
Group, Inc.
563,237
0.1
46,800
NEC Corp.
2,196,358
0.5
134,600
Oji Holdings Corp.
517,976
0.1
24,700
Ono Pharmaceutical Co. Ltd.
461,867
0.1
51,800
ORIX Corp.
880,510
0.2
6,000
Rohm Co. Ltd.
506,345
0.1
39,200
Secom Co. Ltd.
2,567,268
0.6
50,300
Sekisui Chemical Co. Ltd.
693,299
0.2
118,400
Sekisui House Ltd.
2,310,785
0.5
27,600
Sompo Holdings, Inc.
1,122,002
0.3
155,000
Sumitomo Chemical Co. Ltd.
461,549
0.1
94,400  Sumitomo Mitsui Financial
Group, Inc.
3,830,910
0.9
20,800
Taisei Corp.
660,929
0.1
101,200  Takeda Pharmaceutical Co.
Ltd.
3,220,800
0.7
112,000
Tokio Marine Holdings, Inc.
2,507,324
0.6
34,013,194
7.6
Netherlands : 1 .2%
271,650
Koninklijke KPN NV
934,544
0.2
63,828
NN Group NV
2,302,740
0.5
20,058
Wolters Kluwer NV
2,291,113
0.5
5,528,397
1.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand : 0 .1%
170,583
Spark New Zealand Ltd.
$ 529,457
0.1
Puerto Rico : 0 .3%
21,849
Popular, Inc.
1,249,326
0.3
Singapore : 0 .5%
887,000
Genting Singapore Ltd.
662,222
0.1
243,100
Keppel Corp. Ltd.
1,133,615
0.3
113,800
Singapore Airlines Ltd.
539,211
0.1
2,335,048
0.5
Spain : 1 .8%
46,097  ACS Actividades de
Construccion y Servicios SA
1,538,304
0.3
127,640  Banco Bilbao Vizcaya
Argentaria SA
839,194
0.2
57,006
Industria de Diseno Textil SA
1,907,182
0.4
70,718
Red Electrica Corp. SA
1,199,255
0.3
194,706
Repsol SA
2,638,743
0.6
8,122,678
1.8
Switzerland : 2 .2%
20,357
Novartis AG, Reg
1,951,152
0.4
4,599
Roche Holding AG
1,464,822
0.3
4,273
Swisscom AG, Reg
2,706,931
0.6
8,672
Zurich Insurance Group AG
4,060,075
0.9
10,182,980
2.2
United Kingdom : 4 .4%
285,520
BAE Systems PLC
3,299,914
0.7
348,487
BP PLC
1,957,811
0.4
86,274  British American Tobacco
PLC
2,730,971
0.6
109,723
British Land Co. PLC
469,516
0.1
21,380
DCC PLC
1,225,148
0.3
148,336
GSK PLC
2,489,707
0.6
115,825
Imperial Brands PLC
2,441,702
0.5
830,333
Lloyds Banking Group PLC
457,488
0.1
436,161
NatWest Group PLC
1,413,243
0.3
224,920
Sage Group PLC
2,437,441
0.5
43,202
Smiths Group PLC
864,415
0.2
155,932
Tesco PLC
506,688
0.1
20,294,044
4.4
United States : 62 .7%
28,928
3M Co.
2,699,272
0.6
47,190
(1)
AbbVie, Inc.
6,510,332
1.4
2,472
Acuity Brands, Inc.
372,506
0.1
17,999
AECOM
1,404,822
0.3
11,858  Air Products and Chemicals,
Inc.
3,191,462
0.7
10,835  Allison Transmission
Holdings, Inc.
512,495
0.1
85,809
Altria Group, Inc.
3,811,636
0.8
251,852
Amcor PLC
2,427,853
0.5
26,479
Amdocs Ltd.
2,493,527
0.6
35,856  American Electric Power
Co., Inc.
2,980,351
0.7
25,086  American International
Group, Inc.
1,325,293
0.3
1,483
Ameriprise Financial, Inc.
442,631
0.1
3,188
AMETEK, Inc.
462,483
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
18,591
(1)
Amgen, Inc.
$ 4,102,104
0.9
7,360
Aon PLC - Class A
2,269,014
0.5
7,951
AptarGroup, Inc.
894,408
0.2
14,445
Assurant, Inc.
1,733,256
0.4
11,024  Automatic Data Processing,
Inc.
2,303,906
0.5
21,251
Avnet, Inc.
931,644
0.2
35,127
Axis Capital Holdings Ltd.
1,823,091
0.4
41,301
Bank OZK
1,428,189
0.3
72,637
(1)
Bristol-Myers Squibb Co.
4,680,728
1.0
36,771
Cardinal Health, Inc.
3,026,253
0.7
15,370
Cheniere Energy, Inc.
2,148,265
0.5
9,365
Cigna Group
2,316,995
0.5
126,033
Cisco Systems, Inc.
6,260,059
1.4
21,722
Citizens Financial Group, Inc.
559,993
0.1
26,298
Coca-Cola Co.
1,568,939
0.4
24,212
Colgate-Palmolive Co.
1,800,889
0.4
29,488
Commerce Bancshares, Inc.
1,413,950
0.3
26,768
Consolidated Edison, Inc.
2,497,454
0.6
61,678
CSX Corp.
1,891,664
0.4
18,528
Cullen/Frost Bankers, Inc.
1,856,506
0.4
32,014
CVS Health Corp.
2,177,912
0.5
62,381
Dow, Inc.
3,042,945
0.7
49,002
DT Midstream, Inc.
2,227,631
0.5
22,687
DTE Energy Co.
2,441,121
0.5
38,137
Duke Energy Corp.
3,405,253
0.8
29,018
Edison International
1,959,295
0.4
24,909
Electronic Arts, Inc.
3,188,352
0.7
4,533
Elevance Health, Inc.
2,029,968
0.5
38,417
Emerson Electric Co.
2,984,233
0.7
8,522
EOG Resources, Inc.
914,325
0.2
214,554
Equitrans Midstream Corp.
1,830,146
0.4
6,990
Erie Indemnity Co. - Class A
1,496,559
0.3
7,410
Everest Re Group Ltd.
2,519,548
0.6
41,318
Evergy, Inc.
2,390,246
0.5
35,010
First Hawaiian, Inc.
577,315
0.1
103,157
Flowers Foods, Inc.
2,576,862
0.6
5,820
FMC Corp.
605,746
0.1
147,805
FNB Corp.
1,624,377
0.4
22,691
Fortive Corp.
1,477,411
0.3
40,833  Gaming and Leisure
Properties, Inc.
1,965,701
0.4
41,953
General Mills, Inc.
3,530,764
0.8
23,268
General Motors Co.
754,116
0.2
54,072
Genpact Ltd.
1,988,768
0.4
69,484
Gentex Corp.
1,824,650
0.4
17,812
Genuine Parts Co.
2,652,741
0.6
52,285
Gilead Sciences, Inc.
4,022,808
0.9
61,119
H&R Block, Inc.
1,824,402
0.4
9,411
Hancock Whitney Corp.
343,784
0.1
12,780  Hanover Insurance Group,
Inc.
1,424,459
0.3
40,428  Hartford Financial Services
Group, Inc.
2,770,127
0.6
19,641
Highwoods Properties, Inc.
406,176
0.1
3,219
Humana, Inc.
1,615,520
0.4
17,882  International Bancshares
Corp.
763,919
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
8,526  International Business
Machines Corp.
$ 1,096,358
0.2
18,080
Iridium Communications, Inc.
1,085,523
0.2
45,634
Iron Mountain, Inc.
2,437,768
0.5
61,308
Johnson & Johnson
9,506,418
2.1
7,045  Johnson Controls
International PLC
420,587
0.1
91,707
Juniper Networks, Inc.
2,785,142
0.6
23,550
(1)
Kellogg Co.
1,572,433
0.4
52,508
Keurig Dr Pepper, Inc.
1,634,049
0.4
37,903
Kilroy Realty Corp.
1,028,687
0.2
25,516
Kimberly-Clark Corp.
3,426,288
0.8
28,298
Leidos Holdings, Inc.
2,208,942
0.5
16,619
LKQ Corp.
876,652
0.2
30,370
Loews Corp.
1,700,720
0.4
27,166
Marathon Petroleum Corp.
2,849,985
0.6
17,768  Marsh & McLennan Cos.,
Inc.
3,077,062
0.7
17,333
McDonald's Corp.
4,941,812
1.1
6,732
McKesson Corp.
2,631,135
0.6
67,865
Merck & Co., Inc.
7,492,975
1.7
29,919
MetLife, Inc.
1,482,486
0.3
47,802
MGIC Investment Corp.
722,766
0.2
4,978  Mid-America Apartment
Communities, Inc.
732,065
0.2
33,350  Mondelez International, Inc.
- Class A
2,448,223
0.5
14,191
Morgan Stanley
1,160,256
0.3
14,068  MSC Industrial Direct Co.,
Inc. - Class A
1,264,995
0.3
31,387
National Fuel Gas Co.
1,597,912
0.4
59,263  National Retail Properties,
Inc.
2,521,048
0.6
25,665
NetApp, Inc.
1,702,873
0.4
78,972
(1)
New Fortress Energy, Inc.
2,074,594
0.5
74,517
NiSource, Inc.
2,003,762
0.4
112,979  Old Republic International
Corp.
2,766,856
0.6
14,672
ONE Gas, Inc.
1,187,552
0.3
29,925
ONEOK, Inc.
1,695,550
0.4
12,264
Packaging Corp. of America
1,521,104
0.3
47,470
Patterson Cos., Inc.
1,243,239
0.3
33,744
PepsiCo, Inc.
6,153,218
1.4
98,076
Pfizer, Inc.
3,728,850
0.8
51,509  Philip Morris International,
Inc.
4,636,325
1.0
33,023
Phillips 66
3,025,237
0.7
98,394
PPL Corp.
2,577,923
0.6
7,604
Procter & Gamble Co.
1,083,570
0.2
35,597
Prosperity Bancshares, Inc.
2,035,436
0.5
11,092
QUALCOMM, Inc.
1,257,944
0.3
214,288
Rithm Capital Corp.
1,744,304
0.4
39,016
Rollins, Inc.
1,534,109
0.3
15,512
Sempra Energy
2,226,437
0.5
9,364  Sensata Technologies
Holding PLC
388,793
0.1
2,034
Sherwin-Williams Co.
463,305
0.1
14,414
Silgan Holdings, Inc.
648,486
0.1
10,369
Snap-on, Inc.
2,580,429
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
33,720
Sonoco Products Co.
$ 2,018,479
0.4
18,011
Targa Resources Corp.
1,225,649
0.3
18,823
Texas Instruments, Inc.
3,272,943
0.7
18,775
Travelers Cos., Inc.
3,177,481
0.7
11,392
UMB Financial Corp.
645,243
0.1
2,641
UnitedHealth Group, Inc.
1,286,801
0.3
63,340
Unum Group
2,752,123
0.6
73,121
US Bancorp
2,186,318
0.5
10,251
Valero Energy Corp.
1,097,267
0.2
140,827
(1)
Verizon Communications,
Inc.
5,017,666
1.1
39,293
Virtu Financial, Inc. - Class A
691,164
0.2
20,281
Washington Federal, Inc.
527,509
0.1
20,945
Wells Fargo & Co.
833,820
0.2
83,773
Wendy's Co.
1,843,844
0.4
11,434  Westinghouse Air Brake
Technologies Corp.
1,059,131
0.2
22,671
Westrock Co.
635,015
0.1
70,810
Williams Cos., Inc.
2,029,415
0.5
4,079
Willis Towers Watson PLC
892,689
0.2
281,673,890
62.7
Total Common Stock
(Cost $428,975,103)
431,064,570
95.7
EXCHANGE-TRADED FUNDS : 2 .2%
66,877  iShares MSCI EAFE Value
ETF
3,183,345
0.7
44,043  iShares Russell 1000 Value
ETF
6,545,671
1.5
9,729,016
2.2
Total Exchange-Traded
Funds
(Cost $9,891,825)
9,729,016
2.2
PREFERRED STOCK : 0 .1%
Germany : 0 .1%
4,585
Volkswagen AG
574,417
0.1
Total Preferred Stock
(Cost $594,561)
574,417
0.1
Total Long-Term Investments
(Cost $439,461,489)
441,368,003
98.0
SHORT-TERM INVESTMENTS : 1 .2%
Mutual Funds: 1.2%
5,201,000
(3)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio (Institutional Share
Class), 5.000%
(Cost $5,201,000)
5,201,000
1.2
Total Short-Term Investments
(Cost $5,201,000)
5,201,000
1.2
Total Investments in
Securities
(Cost $444,662,489) $ 446,569,003 99.2
Assets in Excess of
Other Liabilities 3,753,192 0.8
Net Assets $ 450,322,195 100.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Rate shown is the 7-day yield as of May 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21 .0%
Health Care 15 .0
Industrials 12 .4
Consumer Staples 9 .6
Energy 7 .4
Utilities 6 .5
Information Technology 5 .8
Consumer Discretionary 5 .6
Communication Services 5 .1
Materials 4 .7
Real Estate 2 .7
Exchange-Traded Funds 2 .2
Short-Term Investments 1 .2
Assets in Excess of Other Liabilities 0 .8
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 14,189,837 $ — $ 14,189,837
Austria — 839,725 — 839,725
Canada 16,460,307 — — 16,460,307
China — 807,802 — 807,802
Denmark — 1,931,175 — 1,931,175
Finland — 571,385 — 571,385
France — 16,638,877 — 16,638,877
Germany — 3,109,266 — 3,109,266
Hong Kong 1,223,937 4,931,529 — 6,155,466
Israel — 902,775 — 902,775
Italy — 5,528,941 — 5,528,941
Japan 1,418,877 32,594,317 — 34,013,194
Netherlands — 5,528,397 — 5,528,397
New Zealand — 529,457 — 529,457
Puerto Rico 1,249,326 — — 1,249,326
Singapore — 2,335,048 — 2,335,048
Spain — 8,122,678 — 8,122,678
Switzerland — 10,182,980 — 10,182,980
United Kingdom — 20,294,044 — 20,294,044
United States 281,673,890 — — 281,673,890
Total Common Stock 302,026,337 129,038,233 — 431,064,570
Exchange-Traded Funds 9,729,016 — — 9,729,016
Preferred Stock — 574,417 — 574,417
Short-Term Investments 5,201,000 — — 5,201,000
Total Investments, at fair value $ 316,956,353 $ 129,612,650 $ — $ 446,569,003
Other Financial Instruments+
Forward Foreign Currency Contracts — 1,461,345 — 1,461,345
Total Assets $ 316,956,353 $ 131,073,995 $ — $ 448,030,348
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (332,235) $ — $ (332,235)
Written Options — (610,009) — (610,009)
Total Liabilities $ — $ (942,244) $ — $ (942,244)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
# The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
T
At May 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and
Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 10,259,938 GBP 8,400,000 Barclays Bank PLC 06/13/23 $ (191,780)
USD 498,287 GBP 400,000 Brown Brothers Harriman & Co. 06/13/23 586
USD 8,173,882 CAD 11,200,000 Brown Brothers Harriman & Co. 06/13/23 (79,081)
USD 338,306 AUD 500,000 Citibank N.A. 06/13/23 12,942
USD 371,756 CAD 500,000 Citibank N.A. 06/13/23 3,320
USD 337,438 CHF 300,000 Morgan Stanley & Co. International PLC 06/13/23 7,602
USD 16,827,089 JPY 2,193,300,000 Standard Chartered Bank 06/13/23 1,057,111
USD 7,133,578 AUD 10,600,000 Standard Chartered Bank 06/13/23 235,857
USD 1,539,782 EUR 1,400,000 Standard Chartered Bank 06/13/23 42,332
USD 4,789,288 CHF 4,400,000 Standard Chartered Bank 06/13/23 (48,308)
USD 20,275,746 EUR 18,900,000 State Street Bank and Trust Co. 06/13/23 60,184
USD 741,684 JPY 98,800,000 The Bank of New York Mellon 06/13/23 31,306
USD 703,228 JPY 96,400,000 The Bank of New York Mellon 06/13/23 10,105
GBP 300,000 USD 374,794 The Bank of New York Mellon 06/13/23 (1,518)
CAD 300,000 USD 223,188 The Bank of New York Mellon 06/13/23 (2,126)
EUR 600,000 USD 651,185 The Bank of New York Mellon 06/13/23 (9,422)
$ 1,129,110
At May 31, 2023, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium
Opportunity Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector
SPDR Fund
BNP Paribas Call 06/02/23 USD 77.340 265,117 USD 19,266,052 $ 223,308 $ —
Financial Select
Sector SPDR Fund
Citibank N.A. Call 06/16/23 USD 32.650 1,481,596 USD 47,055,489 1,214,761 (252,483)
FTSE 100 Index
Barclays Bank PLC Call 06/30/23 GBP 7,834.440 5,776 GBP 43,132,280 474,113 (28,963)
Health Care Select
Sector SPDR Fund
BNP Paribas Call 06/16/23 USD 134.930 229,808 USD 29,376,357 458,972 (575)
Industrial Select
Sector SPDR Fund
UBS AG Call 06/02/23 USD 101.620 548,653 USD 53,137,043 995,805 (853)
Nikkei 225 Index
UBS AG Call 06/30/23 JPY 31,116.430 93,399 JPY 2,884,897,104 397,259 (327,135)
$ 3,764,218 $ (610,009)
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR EU Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 33,684,892
Gross Unrealized Depreciation (31,778,378)
Net Unrealized Appreciation $ 3,813,028